Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

Note 6. Intangible Assets

Intangible assets consist of the following at (in thousands):

	September 30, 2025	December 31, 2024
Tradename	$200	$200
Customer relationships	200	200
Less: accumulated amortization	(307)	(247)
Intangible assets, net	$93	$153

Useful life (years)	5	5

For the nine months ended September 30, 2025 and 2024, amortization expense of $30 thousand was recognized for Tradename and amortization expense of $30 thousand was recognized for Customer Relationships for each period. The weighted average remaining amortization period for intangible assets is approximately 1.2 and 1.9 years as of September 30, 2025 and December 31, 2024, respectively. The following table summarizes the expected future amortization for our definite-lived intangible assets (in thousands):

Amount
Three months ending December 31, 2025	$20
Year ending December 31, 2026	73
Total	$93

Note 5. Intangible Assets

Intangible assets consists of the following at December 31:

	2024	2023
Tradename	$200	$200
Customer relationships	200	200
Less: accumulated amortization	(247)	(167)

Intangible assets, net	$153	$233

Useful life (years)	5	5

For the years ended December 31, 2024 and 2023, amortization expense of $40 was recognized for Tradename and amortization expense of $40 was recognized for Customer relationships for each period. The weighted average remaining amortization period for intangible assets is approximately 1.9 and 2.9 years as of December 31, 2024 and 2023, respectively. The following table summarizes the expected future amortization for our definite-lived intangible assets:

Year ending December 31,	Amount
2025	$80
2026	73
Total	$153